Income Tax Expense (Tables)	12 Months Ended
Dec. 31, 2018
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Components of Provision for (Recovery of) Income Taxes

The provision for (recovery of) income taxes consists of the following components:

	Year Ended December 31, 2018	Year Ended December 31, 2017
Current	$431	$29
Deferred	(2,906)	109

Provision for (recovery of) income taxes	$(2,475)	$138

Summary of Principal Differences between Statutory Income Tax (Recovery) and Effective Provision for (Recovery of) Income Taxes

The provision for (recovery of) income taxes reflected in the consolidated statements of (loss) income for the years ended December 31, 2018 and December 31, 2017 differs from the amounts computed at the federal statutory tax rates. The principal differences between the statutory income tax (recovery) and the effective provision for (recovery of) income taxes are summarized as follows:

	Year Ended December 31, 2018	Year Ended December 31, 2017
Income (loss) before income taxes	$(7,620)	$3,960

Tax (recovery) calculated at domestic tax rates applicable in the respective countries	(1,595)	674
Non-deductible items	394	422
True up of prior year income tax estimates	(206)	—
Tax rate differences on deferred taxes	—	(482)
State tax adjustments	—	(36)
Foreign exchange on translation	—	132
Unrealized foreign exchange	(309)	116
Differences attributed to joint venture capital transactions	(56)	(698)
Share of (income) losses from joint venture	(611)	66
Other	(92)	(56)

Provision for (recovery of) income taxes	$(2,475)	$138